Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies and General Information [Line Items]
Allowance for doubtful accounts	$ 9,352,000	$ 12,111,000	$ 7,875,000	$ 4,150,000
Impairment of long-term investments	0	0	0
Fair value of a reporting unit less than carrying amount, including goodwill	50.00%
Goodwill impairment losses	0
Sales rebates provided to the agencies and advertisers	5,005,000	7,207,000	7,414,000
Content sub-licensing revenue	9,218,000	7,369,000	15,234,000
Net proceeds from barter transactions	4,428,000	2,059,000	7,472,000
Barter transaction cost	4,030,000	4,058,000	6,650,000
Business tax and surcharge on barter transactions	266,000	124,000	426,000
Net gains from barter transactions	1,556,000	1,020,000	4,666,000
External advertising and market promotion expenses	13,957,000	12,247,000	7,951,000
Capitalization of software development costs
Interest and penalties net of tax recognized	0	0	0
Value added tax on revenues	17.00%
Value added tax on sub-licensing revenues	6.00%
Employee benefits cost	3,818,000	3,243,000	1,930,000
Statutory general reserve rate	10.00%
Statutory general reserve rate of registered capital	50.00%
Dividends declared	$ 0	$ 0	$ 0
Minimum [Member]
Accounting Policies and General Information [Line Items]
Amortization percentage of intangible assets	70.00%
Income tax examination higher limit	3.00%
Maximum [Member]
Accounting Policies and General Information [Line Items]
Amortization percentage of intangible assets	90.00%
Income tax examination higher limit	5.00%
Content Copyrights [Member]
Accounting Policies and General Information [Line Items]
Impairment of intangible assets	0	0	0
Online game licenses [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	3 years
Impairment of intangible assets	$ 808,000	$ 808,000
Acquired computer software [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	5 years
Internal use software development costs [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	5 years
Domain name [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	5 years
Land use right [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period	30 years